Note 13: Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Text Block]
(Dollars in millions)	Balance Sheet Asset Location	2011	2010

Derivatives designated as hedging instruments:
Foreign Exchange Contracts	Other assets, current	$69	$73
Foreign Exchange Contracts	Other assets	3	24
		72	97

Derivatives not designated as hedging instruments:
Foreign Exchange Contracts	Other assets, current	40	31
Foreign Exchange Contracts	Other assets	2	5
		42	36

Total Asset Derivative Contracts		$114	$133

	Balance Sheet Liability Location
Derivatives designated as hedging instruments:
Foreign Exchange Contracts	Accrued liabilities	$81	$16
Foreign Exchange Contracts	Other long-term liabilities	43	1
		124	17

Derivatives not designated as hedging instruments:
Foreign Exchange Contracts	Accrued liabilities	40	33
Foreign Exchange Contracts	Other long-term liabilities	1	3
		41	36

Total Liability Derivative Contracts		$165	$53

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Text Block]
	December 31,
(Dollars in millions)	2011	2010
(Loss) gain recorded in Accumulated other comprehensive loss	$(46)	$72
Gain reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	96	119

Schedule of Foreign Exchange Contracts Not Designated as Hedges, Gain (Loss) In Statement of Financial Performance [Text Block]
	December 31,
(Dollars in millions)	2011	2010
(Loss) gain recognized in Other income, net	$(39)	$153

Fair Value, Measurement Inputs, Disclosure [Text Block]
(Dollars in millions)	Total Carrying Value at December 31, 2011	Quoted price in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Available-for-sale securities	$926	$926	$-	$-
Derivative assets	114	-	114	-
Derivative liabilities	(165)	-	(165)	-

(Dollars in millions)	Total Carrying Value at December 31, 2010	Quoted price in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Available-for-sale securities	$829	$829	$-	$-
Derivative assets	133	-	133	-
Derivative liabilities	(53)	-	(53)	-

Fair Value, by Balance Sheet Grouping [Text Block]
	2011		2010
(Dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$283	$276	$300	$276
Customer financing notes receivable	309	297	376	346
Long-term debt (excluding capitalized leases)	(9,575)	(11,639)	(10,117)	(11,500)